Fair value measurement - Silver stream embedded derivative, key inputs were used (Details) - Silver stream embedded derivative	Dec. 31, 2023 USD ($)
Spot price
Key inputs used for valuation
Significant unobservable input, asset	24.13
Own credit spread
Key inputs used for valuation
Significant unobservable input, asset	8.26